Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2013 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2013 USD ($)
Leases Disclosure [Line Items]
Rental expenses under operating leases		¥ 92,828	¥ 101,410	¥ 78,523
Sublease rental received under operating leases		1,180	1,119	904
Total minimum rentals received in future under non cancelable subleases for operating lease		1,432
Gain or loss recorded on sale and leaseback transaction			0	0
Sony City Osaki sale and leaseback
Leases Disclosure [Line Items]
Sale and leaseback transaction	5 years
Sale price	¥ 111,100
Net cash proceeds from sale and leaseback transaction	¥ 110,175
Gain upon sale of leaseback transaction				42,322
Amount of gain required to be deferred and is amortized				¥ 24,982
Sony City Osaki sale and leaseback | Current liabilities other
Leases Disclosure [Line Items]
Remaining deferred gain recorded in other current and noncurrent liabilities		4,914
Sony City Osaki sale and leaseback | Other noncurrent liabilities
Leases Disclosure [Line Items]
Remaining deferred gain recorded in other current and noncurrent liabilities		9,829
550 Madison sale and leaseback
Leases Disclosure [Line Items]
Sale and leaseback transaction				3 years	3 years
Sale price | $					$ 1,100
Net cash proceeds from sale and leaseback transaction | $					780
Gain upon sale of leaseback transaction | $							$ 691
Amount of gain required to be deferred and is amortized | $					$ 166
Option to purchase headquarters building which was leased from VIE | $							$ 255
550 Madison sale and leaseback | Current liabilities other
Leases Disclosure [Line Items]
Remaining deferred gain recorded in other current and noncurrent liabilities | $						$ 55
Two years
Leases Disclosure [Line Items]
Net cash proceeds from sale and leaseback transaction		¥ 8,391	¥ 6,810	¥ 11,789
Sale and leaseback transaction, average terms		2 years	2 years	2 years	2 years
Seven years
Leases Disclosure [Line Items]
Net cash proceeds from sale and leaseback transaction				¥ 6,262
Sale and leaseback transaction, average terms				7 years	7 years
Three years
Leases Disclosure [Line Items]
Net cash proceeds from sale and leaseback transaction			¥ 76,566
Sale and leaseback transaction, average terms			3 years